STOCKHOLDERS' EQUITY - Summary of share-based Compensation Expense (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation	$ 123,488	$ 196,272	$ 332,003	$ 269,740
Research and development [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation				63,207
General and administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation			$ 332,003	$ 206,533